Prospectus Supplement dated July 2, 2025 to Prospectuses and Summary Prospectuses dated May 1, 2025
Prospectus Form #/Date
Product Name	National	New York
RiverSource® RAVA 5 Advantage Variable Annuity /
RiverSource® RAVA 5 Select Variable Annuity /
RiverSource® RAVA 5 Access Variable Annuity
(Offered for contract applications signed prior to
April 30, 2012)
	PRO9015_12_D01_(05/25) USP9015_12_D01_(05/25)	PRO9006_12_D01_(05/25) USP9006_12_D01_(05/25)
RiverSource® RAVA 5 Advantage Variable Annuity /
RiverSource® RAVA 5 Select Variable Annuity /
RiverSource® RAVA 5 Access Variable Annuity
(Offered for contract applications signed on or after
April 30, 2012 but prior to April 29, 2013)
	PRO9021_12_D01_(05/25) USP9021_12_D01_(05/25)	PRO9012_12_D01_(05/25) USP9012_12_D01_(05/25)
RiverSource® RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	PRO9101_12_D01_(05/25) USP9101_12_D01_(05/25)	PRO9102_12_D01_(05/25) USP9102_12_D01_(05/25)
RiverSource® RAVA 5 Choice® Variable Annuity	PRO9099_12_D01_(05/25) USP9099_12_D01_(05/25)	PRO9100_12_D01_(05/25) USP9100_12_D01_(05/25)
RiverSource® RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after June 22, 2020)	PRO9104_12_D01_(05/25) USP9104_12_D01_(05/25) ISP9104_12_D01_(05/25)	PRO9105_12_D01_(05/25) USP9105_12_D01_(05/25) ISP9105_12_D01_(05/25)
RiverSource® RAVA Apex Variable Annuity	PRO9109_12_D01_(05/25) USP9109_12_D01_(05/25) ISP9109_12_D01_(05/25)	PRO9110_12_D01_(05/25) USP9110_12_D01_(05/25) ISP9110_12_D01_(05/25)
RiverSource® RAVA Vista Variable Annuity	PRO9111_12_D01_(05/25) USP9111_12_D01_(05/25) ISP9111_12_D01_(05/25)	PRO9112_12_D01_(05/25) USP9112_12_D01_(05/25) ISP9112_12_D01_(05/25)
RiverSource® Retirement Advisor 4 Advantage Variable Annuity / RiverSource® Retirement Advisor 4 Select Variable Annuity / RiverSource® Retirement Advisor 4 Access Variable Annuity	PRO9071_12_D01_(05/25) USP9071_12_D01_(05/25)	PRO9072_12_D01_(05/25) USP9072_12_D01_(05/25)
RiverSource® Retirement Group Annuity Contract I	PRO9022_12_D01_(05/25) USP9022_12_D01_(05/25) ISP9022_12_D01_(05/25)
RiverSource® Retirement Group Annuity Contract II	PRO9023_12_D01_(05/25) USP9023_12_D01_(05/25) ISP9023_12_D01_(05/25)
RiverSource® Survivorship Variable Universal Life Insurance	PRO9113_12_D01_(05/25) USP9113_12_D01_(05/25) ISP9113_12_D01_(05/25)	PRO9114_12_D01_(5/25) USP9114_12_D01_(5/25) ISP9114_12_D01_(5/25)
RiverSource® Variable Universal Life 5 / RiverSource® Variable Universal Life 5 – Estate Series	PRO9086_12_D01_(05/25) USP9086_12_D01_(05/25)
RiverSource® Variable Universal Life 6 Insurance	PRO9088_12_D01_(05/25) USP9088_12_D01_(05/25)	PRO9089_12_D01_(05/25) USP9089_12_D01_(05/25) ISP9089_12_D01_(05/25)

The information in this Supplement updates and amends certain information contained in your current variable annuity or life insurance product prospectus, updating summary prospectus and initial summary prospectus (collectively, the “Prospectus”). Please read it carefully and keep it with your Prospectus for future reference. Except as modified in this supplement, all other terms and information contained in the Prospectus remain in effect and unchanged.
Effective June 28, 2025, Neuberger Berman AMT Sustainable Equity Portfolio changed its name to Neuberger Berman Quality Equity Portfolio.
All references to the Neuberger Berman AMT Sustainable Equity Portfolio in the table in the “Appendix A: Funds Available Under the Contract” section in your Prospectus are replaced with “Neuberger Berman Quality Equity Portfolio.”
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
SUP9109-0009_(07/25)